Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 12 - SHARE-BASED COMPENSATION

2024 Equity Incentive Plan

On November 11 2024, the board of directors of the Company approved and adopted the 2024 Equity Incentive Plan which allows the Company to offer incentive awards to directors, officers, managers, employees, consultants and advisors (and prospective directors, officers, managers, employees, consultants and advisors) (the “Participants”). Under the 2024 Equity Incentive Plan, the Company may issue incentive awards to the Participants to purchase not more than 620,750 Ordinary Shares.

On November 20, 2024, the Company issued a total of 620,000 Ordinary Shares to three employees of the Company. Since the equity incentive plan agreement does not impose any vesting conditions or restrictions related to employee termination, the total compensation cost associated with the equity awards amount to $4,408,200 had been fully recognized in the consolidated statements of operations and comprehensive income (loss)for the year ended December 31, 2024.